Revision and Reclassifications of Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments	The following table presents amounts previously reported as of December 31, 2020, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts as of January 1, 2021 (in millions).

	As Previously	Effect of	As of
	Reported	Changes	1/1/2021
Assets
Deferred acquisition costs	$13,896	$140	$14,036
Reinsurance recoverable, net of allowance for credit losses	35,311	(155)	35,156
Reinsurance recoverable on market risk benefits, at fair value	—	472	472
Market risk benefit assets, at fair value	—	690	690
Deferred income taxes, net	1,036	824	1,860
Other assets	861	1	862
Total assets	$351,538	$1,972	$353,510

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$22,490	$(5,716)	$16,774
Other contract holder funds	63,349	(7)	63,342
Market risk benefit liabilities, at fair value	—	10,690	10,690
Total liabilities	342,051	4,967	347,018
Equity
Accumulated other comprehensive income, net of tax expense	3,960	(391)	3,569
Retained earnings	921	(2,604)	(1,683)
Total shareholder's equity	9,487	(2,995)	6,492
Total liabilities and equity	$351,538	$1,972	$353,510
The following tables present amounts previously reported in the Consolidated Balance Sheets as of December 31, 2022 and 2021, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts as of December 31, 2022 and 2021 (in millions).

	As Previously
	Reported	Effect of	As of
	December 31, 2022	Changes	December 31, 2022
Assets
Deferred acquisition costs	$13,407	$(489)	$12,918
Reinsurance recoverable, net of allowance for credit losses	29,670	(594)	29,076
Reinsurance recoverable on market risk benefits, at fair value	—	221	221
Market risk benefit assets, at fair value	—	4,865	4,865
Deferred income taxes, net	315	(67)	248
Other assets	734	(3)	731
Total assets	$307,089	$3,933	$311,022

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$14,255	$(1,955)	$12,300
Other contract holder funds	57,986	(6)	57,980
Market risk benefit liabilities, at fair value	—	5,662	5,662
Other liabilities	1,668	(1)	1,667
Total liabilities	297,041	3,700	300,741

Equity
Accumulated other comprehensive income (loss), net of tax	(5,311)	2,111	(3,200)
Retained earnings	9,981	(1,878)	8,103
Total shareholder's equity	10,048	233	10,281
Total liabilities and equity	$307,089	$3,933	$311,022

	As Previously
	Reported	Effect of	As of
	December 31, 2021	Changes	December 31, 2021
Assets
Investments:
Deferred acquisition costs	$14,246	$(727)	$13,519
Reinsurance recoverable, net of allowance for credit losses	33,169	(292)	32,877
Reinsurance recoverable on market risk benefits, at fair value	—	383	383
Market risk benefit assets, at fair value	—	1,664	1,664
Deferred income taxes, net	909	762	1,671
Other assets	652	4	656
Total assets	$372,120	$1,794	$373,914

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$18,654	$(3,477)	$15,177
Other contract holder funds	58,494	(5)	58,489
Market risk benefit liabilities, at fair value	—	8,033	8,033
Other liabilities	1,946	(1)	1,945
Total liabilities	360,084	4,550	364,634

Equity
Accumulated other comprehensive income (loss), net of tax	1,890	(386)	1,504
Retained earnings	4,168	(2,370)	1,798
Total shareholder's equity	12,036	(2,756)	9,280
Total liabilities and equity	$372,120	$1,794	$373,914

The following tables present amounts previously reported in the Consolidated Income Statements for the years ended December 31, 2022 and 2021, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts for the years ended December 31, 2022 and 2021 (in millions).

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2022	Changes	2022
Revenues
Total net gains (losses) on derivatives and investments	$3,856	$(4,688)	$(832)
Total revenues	14,440	(4,688)	9,752

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	2,263	(1,228)	1,035
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	(36)	(36)
Market risk benefits (gains) losses, net	—	(3,536)	(3,536)
Interest credited on other contract holder funds, net of deferrals and amortization	855	4	859
Amortization of deferred acquisition costs	1,743	(518)	1,225
Total benefits and expenses	7,231	(5,314)	1,917
Pretax income (loss)	7,209	626	7,835
Income tax expense (benefit)	1,396	134	1,530
Net income (loss)	5,813	492	6,305

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2021	Changes	2021
Revenues
Total net gains (losses) on derivatives and investments	$(2,480)	$(2,887)	$(5,367)
Total revenues	8,869	(2,887)	5,982

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	949	(45)	904
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	41	41
Market risk benefits (gains) losses, net	—	(3,966)	(3,966)
Interest credited on other contract holder funds, net of deferrals and amortization	827	(2)	825
Amortization of deferred acquisition costs	519	786	1,305
Total benefits and expenses	5,006	(3,186)	1,820
Pretax income (loss)	3,863	299	4,162
Income tax expense (benefit)	616	64	680
Net income (loss)	3,247	235	3,482

The following tables present amounts previously reported in Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2022 and 2021, to reflect the effect of the change due to the adoption of the standard, and the adjusted amounts for the years ended December 31, 2022 and 2021 (in millions).

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2022	Changes	2022

Net income (loss)	$5,813	$492	$6,305

Other comprehensive income (loss), net of tax:
Change in unrealized gains (losses) on securities with no credit impairment net of tax	(7,199)	(274)	(7,473)
Change in current discount rate related to reserve for future policy benefits, net of tax	—	1,303	1,303
Change in non-performance risk on market risk benefits, net of tax	—	1,468	1,468
Total other comprehensive income (loss)	(7,201)	2,497	(4,704)
Comprehensive income (loss)	$(1,388)	$2,989	$1,601

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2021	Changes	2021

Net income (loss)	$3,247	$235	$3,482

Other comprehensive income (loss), net of tax:
Change in unrealized gains (losses) on securities with no credit impairment net of tax	(2,073)	(60)	(2,133)
Change in current discount rate related to reserve for future policy benefits, net of tax	—	397	397
Change in non-performance risk on market risk benefits, net of tax	—	(332)	(332)
Total other comprehensive income (loss)	(2,070)	5	(2,065)
Comprehensive income (loss)	$1,177	$240	$1,417

The adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities, but did affect the following components of net cash flows provided by (used in) operating activities.

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2022	Changes	2022
Cash flows from operating activities:
Net income	$5,813	$492	$6,305
Adjustments to reconcile net income to net cash provided by operating activities:
Net losses (gains) on derivatives	(2,025)	4,688	2,663
Net (gain) loss on market risk benefits	—	(3,536)	(3,536)
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	(36)	(36)
Interest credited on other contract holder funds, gross	855	4	859
Deferred income tax expense (benefit)	1,438	134	1,572
Change in deferred acquisition costs	1,119	(518)	601
Change in funds withheld, net of reinsurance	(402)	329	(73)
Change in other assets and liabilities, net	84	(1,557)	(1,473)
Total adjustments	1,069	(492)	577
Net cash provided by (used in) operating activities	$4,647	$—	$4,647

	As Previously
	Reported for the
	Year Ended		Year Ended
	December 31,	Effect of	December 31,
	2021	Changes	2021
Cash flows from operating activities:
Net income	$3,247	$235	$3,482
Adjustments to reconcile net income to net cash provided by operating activities:
Net losses (gains) on derivatives	2,640	2,887	5,527
Net (gain) loss on market risk benefits	—	(3,966)	(3,966)
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	41	41
Interest credited on other contract holder funds, gross	827	(2)	825
Deferred income tax expense (benefit)	697	64	761
Change in deferred acquisition costs	(270)	787	517
Change in funds withheld, net of reinsurance	(757)	131	(626)
Change in other assets and liabilities, net	(993)	(177)	(1,170)
Total adjustments	2,144	(235)	1,909
Net cash provided by (used in) operating activities	$4,888	$—	$4,888
The following tables, recast for the adoption of LDTI for 2021, present Consolidated Balance Sheets and Income Statements line items affected by the revisions and reclassifications of previously reported financial statements adjusted for the adoption of LDTI, detailing amounts previously reported, the impact upon those line items due to revisions and reclassifications and amounts as currently revised within the financial statements. For the years ended December 31, 2021 and 2020 the reclassification also impacted the Consolidated Statements of Cash Flows in the amount of $61 million and $65 million, respectively, which increased financing cash flows offset by a decrease in operating cash flows. In addition, there were revisions reflected in our disclosures throughout these Consolidated Financial Statements.

Consolidated Balance Sheets (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	12/31/21	12/31/21	12/31/21	12/31/21

Assets
Deferred acquisition costs	$14,246	$(727)	$—	$13,519
Reinsurance recoverable, net of allowance for credit losses	33,169	(292)	—	32,877
Reinsurance recoverable on market risk benefits, at fair value	—	383	—	383
Market risk benefit assets, at fair value	—	1,664	—	1,664
Deferred income taxes, net	909	762	—	1,671
Other assets	577	4	75	656
Total assets	372,045	1,794	75	373,914

Liabilities
Reserves for future policy benefits and claims payable	17,617	(3,477)	1,037	15,177
Other contract holder funds	59,456	(5)	(962)	58,489
Market risk benefit liabilities, at fair value	—	8,033	—	8,033
Other liabilities	1,946	(1)	—	1,945
Total liabilities	360,009	4,550	75	364,634

Equity
Accumulated other comprehensive income, net of tax expense	1,890	(386)	—	1,504
Retained earnings	4,168	(2,370)	—	1,798
Total Equity	12,036	(2,756)	—	9,280
Total liabilities and equity	$372,045	$1,794	$75	$373,914

Consolidated Income Statements (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/21	12/31/21	12/31/21	12/31/21

Revenues
Fee income	$7,594	$—	$400	$7,994
Premium	107	—	15	122
Net investment income	3,086	—	54	3,140
Total net gains (losses) on derivatives and investments	(2,480)	(2,887)	—	(5,367)
Total revenues	8,400	(2,887)	469	5,982

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	892	(45)	57	904
(Gain) loss from updating future policy benefits cash flow assumptions, net	—	41	—	41
Market risk benefits (gains) losses, net	—	(3,966)	—	(3,966)
Interest credited on other contract holder funds, net of deferrals and amortization	861	(2)	(34)	825
Operating costs and other expenses, net of deferrals	2,242	—	447	2,689
Amortization of deferred acquisition costs	520	786	(1)	1,305
Total benefits and expenses	4,537	(3,186)	469	1,820
Pretax income (loss)	3,863	299	$—	4,162
Income tax (benefit) expense	616	64	—	680
Net income (loss)	$3,247	$235	$—	$3,482

Consolidated Income Statements (in millions)	As Previously Reported	Impact for the Adoption of LDTI	Impact of Revisions and Reclassifications	As Revised
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/20	12/31/20	12/31/20	12/31/20

Revenues
Fee income	$6,504	$—	$336	$6,840
Premium	130	—	27	157
Net investment income	2,781	—	55	2,836
Total revenues	3,025	—	418	3,443

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,235	—	78	1,313
Interest credited on other contract holder funds, net of deferrals and amortization	1,202	—	91	1,293
Operating costs and other expenses, net of deferrals	807	—	393	1,200
Amortization of deferred acquisition costs	(390)	—	(144)	(534)
Total benefits and expenses	5,418	—	418	5,836
Net income (loss)	$(1,552)	$—	$—	$(1,552)